UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22260

RMR REAL ESTATE INCOME FUND
(Exact name of registrant as specified in charter)

Two Newton Place, 255 Washington Street, Suite 300 Newton, Massachusetts		02458
(Address of principal executive offices)		(Zip code)

Adam D. Portnoy, President RMR Real Estate Income Fund Two Newton Place, 255 Washington Street, Suite 300 Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Mark Berman

State Street Bank and Trust Company

1 Iron Street, 10th Floor

Boston, Massachusetts 02210

Julie A. Tedesco, Esq.

State Street Bank and Trust Company

4 Copley Place, 5th Floor

Boston, Massachusetts 02116

Registrant’s telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

RMR REAL ESTATE INCOME FUND

Portfolio of Investments — September 30, 2014 (unaudited)

Company	Shares	Value
COMMON STOCKS — 94.3%
REAL ESTATE INVESTMENT TRUSTS — 91.0%
APARTMENTS — 13.4%
American Campus Communities, Inc. (a)	25,900	$944,055
Apartment Investment & Management Co. (a)	28,745	914,666
Associated Estates Realty Corp. (a)	226,231	3,961,305
AvalonBay Communities, Inc. (a)	26,875	3,788,569
Camden Property Trust	5,000	342,650
Campus Crest Communities, Inc.	33,628	215,219
Equity Residential (a)	74,000	4,556,920
Essex Property Trust, Inc. (a)	10,500	1,876,875
Home Properties, Inc. (a)	14,000	815,360
Independence Realty Trust, Inc.	263,514	2,550,815
Mid-America Apartment Communities, Inc. (a)	18,000	1,181,700
Post Properties, Inc. (a)	14,600	749,564
UDR, Inc. (a)	39,000	1,062,750
		22,960,448
DIVERSIFIED — 11.3%
Armada Hoffler Properties, Inc.	50,000	454,000
Digital Realty Trust, Inc. (a)	36,000	2,245,680
DuPont Fabros Technology, Inc. (a)	20,500	554,320
EPR Properties (a)	97,950	4,964,106
Investors Real Estate Trust	62,746	483,144
Lexington Realty Trust (a)	339,058	3,319,378
One Liberty Properties, Inc.	11,391	230,440
Vornado Realty Trust (a)	47,835	4,781,586
Washington Real Estate Investment Trust	28,000	710,640
Whitestone REIT	58,502	815,518
WP Carey, Inc.	11,000	701,470
		19,260,282
FREE STANDING — 5.9%
Agree Realty Corp.	19,216	526,134
American Realty Capital Properties, Inc.	218,716	2,637,715
Getty Realty Corp. (a)	22,000	374,000
National Retail Properties, Inc. (a)(b)	126,000	4,355,820
Realty Income Corp. (a)	51,900	2,117,001
		10,010,670
HEALTH CARE — 15.7%
HCP, Inc. (a)	116,530	4,627,406
Health Care REIT, Inc. (a)	29,200	1,821,204
Healthcare Realty Trust, Inc. (a)	40,300	954,304
LTC Properties, Inc. (a)	58,897	2,172,710
Medical Properties Trust, Inc. (a)	367,320	4,503,343
National Health Investors, Inc. (a)	58,958	3,368,860
Omega Healthcare Investors, Inc. (a)	15,498	529,877
Physicians Realty Trust	141,648	1,943,411
Sabra Health Care REIT, Inc. (a)	61,500	1,495,680
Ventas, Inc. (a)	86,500	5,358,675
		26,775,470
INDUSTRIAL — 3.0%
DCT Industrial Trust, Inc. (a)	149,450	1,122,369
EastGroup Properties, Inc. (a)	5,179	313,796
Prologis, Inc. (a)	49,088	1,850,618
Rexford Industrial Realty, Inc.	10,000	138,400
STAG Industrial, Inc. (a)	81,209	1,681,838
		5,107,021
LODGING/RESORTS — 7.0%
Ashford Hospitality Prime, Inc.	11,000	167,530
Ashford Hospitality Trust, Inc. (a)	55,000	562,100
Chatham Lodging Trust	46,000	1,061,680
Chesapeake Lodging Trust (a)	71,700	2,090,055
DiamondRock Hospitality Co. (a)	55,603	705,046
Hersha Hospitality Trust (a)	390,583	2,488,014
Host Hotels & Resorts, Inc. (a)	24,000	511,920
LaSalle Hotel Properties (a)	10,000	342,400
Pebblebrook Hotel Trust (a)	43,100	1,609,354
RLJ Lodging Trust (a)	44,400	1,264,068
Summit Hotel Properties, Inc. (a)	98,203	1,058,628
Supertel Hospitality, Inc. (c)	21,160	47,187
		11,907,982
MANUFACTURED HOMES — 2.6%
Sun Communities, Inc. (a)	67,856	3,426,728
UMH Properties, Inc.	105,693	1,004,084
		4,430,812
MIXED OFFICE/INDUSTRIAL — 2.9%
Chambers Street Properties	89,900	676,947
Duke Realty Corp. (a)	46,100	791,998
First Potomac Realty Trust (a)	66,365	779,789
Gladstone Commercial Corp.	22,742	386,386
Liberty Property Trust (a)	69,737	2,319,453
		4,954,573
MORTGAGE — 0.9%
Annaly Capital Management, Inc. (a)	85,000	907,800
ARMOUR Residential REIT, Inc.	120,000	462,000
RAIT Financial Trust	37,166	276,143
		1,645,943
OFFICE — 11.7%
Alexandria Real Estate Equities, Inc. (a)	34,100	2,514,875
BioMed Realty Trust, Inc. (a)	65,000	1,313,000
Boston Properties, Inc. (a)	20,500	2,373,080
Brandywine Realty Trust (a)	165,300	2,325,771
City Office REIT, Inc.	80,000	1,086,400
Corporate Office Properties Trust (a)	48,500	1,247,420
Douglas Emmett, Inc. (a)	39,322	1,009,396
Franklin Street Properties Corp. (a)	62,990	706,748
Gramercy Property Trust, Inc.	50,000	288,000
Highwoods Properties, Inc. (a)	50,000	1,945,000
Kilroy Realty Corp. (a)	28,600	1,699,984
Mack-Cali Realty Corp. (a)	58,030	1,108,953
SL Green Realty Corp. (a)	22,900	2,320,228
		19,938,855
REGIONAL MALLS — 8.3%
CBL & Associates Properties, Inc. (a)	84,000	1,503,600
General Growth Properties, Inc.	20,000	471,000
Glimcher Realty Trust (a)	201,700	2,731,018
Pennsylvania Real Estate Investment Trust (a)	127,628	2,544,902
Simon Property Group, Inc. (a)	29,227	4,805,504
Taubman Centers, Inc.	5,000	365,000
The Macerich Co. (a)	28,470	1,817,240
		14,238,264
SHOPPING CENTERS — 7.0%
Cedar Realty Trust, Inc. (a)	103,627	611,399
DDR Corp. (a)	62,000	1,037,260
Excel Trust, Inc. (a)	113,568	1,336,696

See notes to portfolio of investments.

Company	Shares	Value
COMMON STOCKS — CONTINUED
REAL ESTATE INVESTMENT TRUSTS — CONTINUED
Inland Real Estate Corp. (a)	156,300	$1,548,933
Kimco Realty Corp. (a)	110,000	2,410,100
Kite Realty Group Trust (a)	40,125	972,630
Retail Opportunity Investments Corp.	35,000	514,500
Retail Properties of America, Inc.	24,500	358,435
Urstadt Biddle Properties, Inc.	200	4,060
Washington Prime Group, Inc. (a)	39,148	684,307
Weingarten Realty Investors (a)	76,500	2,409,750
		11,888,070
STORAGE — 1.3%
CubeSmart (a)	15,000	269,700
Public Storage (a)	11,400	1,890,576
		2,160,276
Total Real Estate Investment Trusts (Cost $129,899,749)		155,278,666

OTHER — 3.3%
Beazer Homes USA, Inc. (c)	7,000	117,460
Carador PLC	5,496,600	5,043,131
Farmland Partners, Inc.	45,000	495,000
Total Other (Cost $8,156,168)		5,655,591
Total Common Stocks (Cost $138,055,917)		160,934,257

PREFERRED STOCKS — 48.2%
REAL ESTATE INVESTMENT TRUSTS — 48.2%
APARTMENTS — 0.7%
Apartment Investment & Management Co., Series Z (a)	15,000	382,050
Campus Crest Communities, Inc., Series A	30,000	751,500
		1,133,550
DIVERSIFIED — 4.6%
Coresite Realty Corp., Series A	30,000	775,350
Digital Realty Trust, Inc., Series F (a)	25,000	630,250
Digital Realty Trust, Inc., Series G	30,000	667,800
DuPont Fabros Technology, Inc., Series B (a)	50,394	1,295,126
EPR Properties, Series E (a)(d)	16,400	499,790
EPR Properties, Series F (a)	30,000	749,100
Investors Real Estate Trust, Series B	70,000	1,829,800
LBA Realty Fund II - WBP I LLC, Series B	8,907	204,861
Vornado Realty Trust, Series K	8,595	205,420
Winthrop Realty Trust	40,000	1,043,200
		7,900,697
HEALTH CARE — 0.9%
Sabra Health Care REIT, Inc., Series A	60,600	1,556,208

INDUSTRIAL — 0.8%
STAG Industrial, Inc., Series B	35,000	866,250
Terreno Realty Corp., Series A	20,000	533,000
		1,399,250
LODGING/RESORTS — 17.1%
Ashford Hospitality Trust, Series A	95,482	2,427,152
Ashford Hospitality Trust, Series D	205,756	5,201,512
Ashford Hospitality Trust, Series E	45,000	1,221,300
Chesapeake Lodging Trust, Series A	65,000	1,715,025
FelCor Lodging Trust, Inc., Series A (d)	73,500	1,897,035
FelCor Lodging Trust, Inc., Series C	124,813	3,172,746
Hersha Hospitality Trust, Series B (a)	80,498	2,117,097
Hersha Hospitality Trust, Series C (a)	46,000	1,189,100
LaSalle Hotel Properties, Series I (a)	30,000	735,900
Pebblebrook Hotel Trust, Series A (a)	14,500	373,883
Pebblebrook Hotel Trust, Series B (a)	23,500	622,515
Pebblebrook Hotel Trust, Series C (a)	63,684	1,512,495
Strategic Hotels & Resorts, Inc., Series B (a)	105,200	2,651,040
Summit Hotel Properties, Inc., Series A (a)	10,000	275,950
Summit Hotel Properties, Inc., Series B (a)	8,000	215,200
Summit Hotel Properties, Inc., Series C (a)	37,582	977,884
Sunstone Hotel Investors, Inc., Series D (a)	108,739	2,938,672
		29,244,506
MANUFACTURED HOMES — 1.2%
Sun Communities, Inc., Series A (a)	40,000	1,032,800
UMH Properties, Inc., Series A	37,500	982,500
		2,015,300
MIXED OFFICE/INDUSTRIAL — 1.3%
First Potomac Realty Trust, Series A	80,000	2,096,400
PS Business Parks, Inc., Series S	5,901	149,590
		2,245,990
MORTGAGE — 3.3%
Arbor Realty Trust, Inc., Series B	35,000	848,750
ARMOUR Residential REIT, Inc., Series B	30,000	728,400
MFA Financial, Inc. (a)	3,061	80,351
MFA Financial, Inc., Series B	40,000	953,600
New York Mortgage Trust, Inc., Series B	37,000	883,560
NorthStar Realty Finance Corp.	20,000	504,600
NorthStar Realty Finance Corp., Series D	13,000	324,870
RAIT Financial Trust, Series A	52,285	1,266,343
		5,590,474
OFFICE — 3.9%
Brandywine Realty Trust, Series E (a)	23,000	586,730
Corporate Office Properties Trust, Series L	110,000	2,839,100
Hudson Pacific Properties, Inc., Series B (a)	20,000	515,000
Kilroy Realty Corp., Series G (a)(b)	65,000	1,678,300
SL Green Realty Corp., Series I (a)	40,000	1,012,400
		6,631,530
REGIONAL MALLS — 4.1%
CBL & Associates Properties, Inc., Series D (a)	60,761	1,549,405
CBL & Associates Properties, Inc., Series E	15,000	364,200
Glimcher Realty Trust (a)	30,000	767,700
Glimcher Realty Trust, Series G (a)	63,029	1,596,525
Glimcher Realty Trust, Series H (a)	45,000	1,167,300
Pennsylvania Real Estate Investment Trust, Series A	20,000	529,000

See notes to portfolio of investments.

Company	Shares	Value
PREFERRED STOCKS — CONTINUED
REAL ESTATE INVESTMENT TRUSTS — CONTINUED
Pennsylvania Real Estate Investment Trust, Series B	40,000	$1,036,000
		7,010,130
SHOPPING CENTERS — 10.3%
Cedar Realty Trust, Inc., Series B	131,829	3,447,328
DDR Corp., Series J (a)	45,586	1,150,591
DDR Corp., Series K (a)	76,000	1,862,760
Excel Trust, Inc., Series B	65,000	1,712,750
Inland Real Estate Corp., Series A	100,000	2,651,500
Kimco Realty Corp., Series I (a)	27,944	697,203
Kite Realty Group Trust, Series A (a)	77,000	2,031,260
Retail Properties of America, Inc., Series A	70,000	1,825,600
Saul Centers, Inc., Series C	38,737	1,007,162
Urstadt Biddle Properties, Inc., Series D (a)	22,423	572,235
Urstadt Biddle Properties, Inc., Series F (a)	20,000	520,400
		17,478,789
Total Real Estate Investment Trusts (Cost $75,069,347)		82,206,424
Total Preferred Stocks (Cost $75,069,347)		82,206,424

INVESTMENT COMPANIES — 1.5%
BlackRock Credit Allocation Income Trust	19,451	258,893
Cohen & Steers Quality Income Realty Fund, Inc. (a)	100,297	1,066,157
Eaton Vance Enhanced Equity Income Fund II	35,188	478,909
Nuveen Real Estate Income Fund (a)	66,375	697,601
Total Investment Companies (Cost $2,701,980)		2,501,560

SHORT-TERM INVESTMENTS — 0.2%
MONEY MARKET FUNDS — 0.2%
Dreyfus Cash Management Fund, Institutional Shares, 0.03% (e) (Cost $371,557)	371,557	371,557
Total Investments — 144.2% (Cost $216,198,801)		246,013,798
Other assets less liabilities — 0.7%		1,236,659
Revolving credit facility — (35.1)%		(60,000,000)
Preferred Shares, at liquidation preference — (9.8)%		(16,675,000)
Net Assets applicable to common shareholders — 100.0%		$170,575,457

Notes to Portfolio of Investments

(a)

As of September 30, 2014, the Fund has pledged portfolio securities with a market value of $120,293,733 as collateral in connection with its revolving credit facility with BNP Paribas Brokerage, Inc. (“BNPP”). All or a portion of the shares noted by this footnote (a) were pledged as collateral in connection with the Fund’s revolving credit facility as of September 30, 2014.

(b)

As September 30, 2014, pledged portfolio securities of the Fund with a market value of $6,028,081 have been rehypothecated by BNPP as permitted by the Fund’s revolving credit facility. All or a portion of the securities noted by this footnote (b) were rehypothecated by BNPP as of September 30, 2014.

(c)	Non-dividend paying security.

(d)	Convertible into common stock.

(e)	Rate reflects 7 day yield as of September 30, 2014.

RMR Real Estate Income Fund

Notes to Portfolio of Investments

September 30, 2014 (unaudited)

1. Portfolio Valuation

Investment securities of RMR Real Estate Income Fund, the Fund, are valued as of the close of trading at the latest sales price whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the average of the closing bid and ask prices on that day. Securities traded primarily on the NASDAQ Stock Market, or NASDAQ, are normally valued by the Fund at the NASDAQ Official Closing Price, or NOCP, provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer to the most recently reported price as of 4:00:02 p.m., eastern time, that day. Some fixed income securities may be valued using values provided by a pricing service.

To the extent the Fund holds foreign securities in its portfolio, those are valued at the latest sales price reflected on the consolidated tape of the exchange that reflects the principal market for such securities whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the average of the closing bid and ask prices on that day. Some foreign markets close before the close of customary trading sessions on the New York Stock Exchange, or NYSE (usually 4:00 p.m. eastern time). Often, events occur after the principal foreign exchange on which foreign securities trade has closed, but before the NYSE closes, that the Fund determines could affect the value of the foreign securities the Fund owns or cause their earlier trading prices to be unreliable as a basis for determining value. If these events are expected to materially affect the Fund’s net asset value, or NAV, the prices of such securities are adjusted to reflect their estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Fund’s board of trustees.

Any of the Fund’s securities which are not readily marketable, which are not traded or which have other characteristics of illiquidity are valued by the Fund at fair value as determined in good faith under procedures established by the Fund’s board of trustees.

Numerous factors may be considered when determining fair value of a security, including cost at date of purchase, type of security, the nature and duration of restrictions on disposition of the security and whether the issuer of the security being fair valued has other securities of the same type outstanding. See Note 2 for a further description of fair value measurements.

Short term debt securities with less than 60 days until maturity may be valued at amortized cost plus interest accrued or, if lower, the carrying value, which approximates fair value.

2. Fair Value Measurements

The Fund reports the value of its securities at their fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. When valuing portfolio securities, the Fund uses observable market data when possible and otherwise uses other significant observable or unobservable inputs for fair value measurements. Inputs refer broadly to the assumptions the Fund believes that market participants would use in valuing the asset or liability, including assumptions about risk; for example, the risk inherent in using a particular valuation technique to measure fair value and the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in valuing the asset or liability developed based on market data obtained from independent sources. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. The three tier hierarchy of inputs used to value securities reported in these financial statements is summarized below:

•                  Level 1 — quoted prices in active markets for identical investments.

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.).

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

RMR Real Estate Income Fund

Notes to Portfolio of Investments — continued

September 30, 2014 (unaudited)

The Fund uses broker quotes, issuer company financial information and other market indicators to value the securities whose prices are not readily available. The types of inputs used to value a security may change as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

When the S&P 500 Index (an unmanaged index published as Standard & Poor’s Composite Index of 500 common stocks) fluctuates more than 0.75% from the previous day close, the Fund believes that the closing price of foreign securities on the principal foreign exchange on which they trade may no longer represent the fair value of those securities at the time the U.S. market closes, in which case, the Fund fair values those foreign securities. In such circumstances, the Fund reports holdings in foreign securities at their fair values as determined by an independent security pricing service. The service uses a multi-factor model that includes such information as the security’s local closing price, relevant general and sector indices, currency fluctuations, depository receipts and futures, as applicable. The model generates an adjustment factor for each security that is applied to the local closing price to adjust it for post closing events, resulting in the security’s reported fair value. The adjustment factor is applied to a security only if the minimum confidence interval is 0.75% or more. The types of inputs may change as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

All of the Fund’s investments were valued using Level 1 inputs on September 30, 2014. The Fund recognizes interperiod transfers between the input levels as of the end of the period. As of September 30, 2014, there were no transfers of investments between Level 1, Level 2 and Level 3.

3. Tax Information

Although subject to adjustments, the cost, gross unrealized appreciation and unrealized depreciation of the Fund’s investments for federal income tax purposes as of September 30, 2014, are as follows:

Cost	$217,357,521
Gross unrealized appreciation	$37,448,363
Gross unrealized depreciation	(8,792,086)
Net unrealized appreciation	$28,656,277

The $1,158,720 difference between the financial reporting cost basis and tax cost basis and unrealized appreciation/depreciation of the Fund’s investments is due to wash sales of portfolio investments.

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR REAL ESTATE INCOME FUND

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	October 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	October 29, 2014

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	October 29, 2014